Stockholders' Equity - Summary of Shares of Common Stock Reserved for Future Issuance (Details) - shares	Dec. 31, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Total reserved (shares)	23,936,163	32,934,776
Option to purchase common stock
Class of Stock [Line Items]
Total reserved (shares)	8,233,330	7,057,258
Shares available for future grant
Class of Stock [Line Items]
Total reserved (shares)	806,429	783,873
RSU's issued and expecting to vest
Class of Stock [Line Items]
Total reserved (shares)	385,980	0
Shares available for conversion of note payable
Class of Stock [Line Items]
Total reserved (shares)	2,506,306	832,677
Shares available for ATM offering
Class of Stock [Line Items]
Total reserved (shares)	9,998,363	23,176,492
2018 Employee Stock Purchase Plan
Class of Stock [Line Items]
Total reserved (shares)	1,405,755	1,084,476
Inducement Plan | Option to purchase common stock
Class of Stock [Line Items]
Total reserved (shares)	210,400	0
Inducement Plan | Shares available for future grant
Class of Stock [Line Items]
Total reserved (shares)	389,600	0